Convertible Notes Payable (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt amortization	$ 645,365	$ 119,204	$ 166,275	$ 10,879
Debt discounts	445,470		346,798	82,500
Beneficial conversion feature of convertible note	364,220		297,011	37,019
Issue Discounts	23,750		21,037	7,500
Loan Origination Cost Discounts	57,500		28,750
Warrant Discounts			0	37,981
Redwood Convertible Note
Debt amortization	455,838	0
Second JMJ Financial Convertible Note
Debt amortization	$ 23,904	0
Beneficial conversion feature discount of conversion price	$ 0.03262
Beneficial conversion feature discount of market price	$ 0.034
Beneficial conversion feature discount value	$ 25,000
Beneficial conversion feature discount date	December 15, 2015
Vis Vires Group, Inc. Convertible Note
Debt amortization	$ 24,183	1,360	15,265	0
Beneficial conversion feature discount of conversion price	$ 0.00747
Beneficial conversion feature discount of market price	$ 0.016
Beneficial conversion feature discount value	$ 39,448
Beneficial conversion feature discount date	September 21, 2015
First JMJ Financial Convertible Note
Debt amortization	$ 33,561	3,836	16,439	0
Beneficial conversion feature discount of conversion price	$ 0.0194
Beneficial conversion feature discount of market price	$ 0.032
Beneficial conversion feature discount value	$ 50,000
Beneficial conversion feature discount date	September 2, 2015
Adar Bays, LLC Convertible Note
Debt amortization	$ 0	13,501	20,420	0
Beneficial conversion feature discount of conversion price	$ 0.0473
Beneficial conversion feature discount of market price	$ 0.14
Beneficial conversion feature discount value	$ 20,420
Beneficial conversion feature discount date	February 24, 2015
LG Capital Funding, LLC Convertible Note [Member]
Debt amortization	$ 0	24,154	32,143	0
Beneficial conversion feature discount of conversion price	$ 0.042
Beneficial conversion feature discount of market price	$ 0.14
Beneficial conversion feature discount value	$ 32,143
Beneficial conversion feature discount date	January 30, 2015
Typenex Co-Investment, LLC Convertible Note [Member]
Debt amortization	$ 0	$ 32,137	32,137	4,882
Beneficial conversion feature discount of conversion price	$ 0.1019
Beneficial conversion feature discount of market price	$ 0.225
Beneficial conversion feature discount value	$ 37,019
Beneficial conversion feature discount date	November 25, 2014
First Redwood Convertible Note
Debt amortization			1,418	0
JMJ Financial Convertible Note
Debt amortization			$ 1,096	$ 0